                                                           400 Bellevue Parkway
                                                                      4th Floor
                                                           Wilmington, DE 19809
                                                                   302-793-8100
                                                                    www.pif.com
[PROVIDENT LOGO APPEARS HERE]

                 MUNICIPAL FUND FOR CALIFORNIA INVESTORS, INC.
                                                                  March 4, 1999

Dear Shareholder:

  We are pleased to present the Annual Report to Shareholders of California Money Fund for the period ended January 31, 1999.

  Commentary of California's improving economy and on recent developments in our Fund are contained in the accompanying Investment Adviser's Report.

  We would like to thank our shareholders for a successful proxy which resulted in the reorganization of the Provident Institutional Funds into a single Delaware business trust.

  Provident Institutional Funds offer a variety of high quality Taxable and Tax-Exempt Money Market Funds to meet the varied needs of our investors. Please contact your account representative or call our Client Service Center at (800) 821-7432 to discuss your investment options. We welcome the opportunity to serve you.

                                      Sincerely,

                                         /s/ Rodney D. Johnson
                                      Rodney D. Johnson
                                        Chairman

                 MUNICIPAL FUND FOR CALIFORNIA INVESTORS, INC.
                    Annual Report of the Investment Adviser

The Asian economic crisis slowed California's growth last year, but the State's increasingly diversified economy helped mitigate the impact. Employment continued to expand in nearly all sectors, except for manufacturing, where a loss of over 14,000 jobs in the aerospace/high technology industry occurred. Unemployment in December was 5.9%, down from 6.0% a year earlier. The good economic news had a positive impact upon the State's fiscal picture. Unaudited results for the fiscal year ended June 30, 1998, indicated the General Fund operations produced a surplus of $2.1 billion. There is concern, however, that revenues are not meeting budget in the current fiscal year. Fiscal year-to-date revenues from personal income tax, sales and use tax, and various specialty taxes appear to be falling short of projections. Some legislative analysts predict a shortfall of nearly $1 billion. While this forecast is not universally shared, it serves as a caution for the new administration and warrants increased scrutiny.

During the course of the year, the trend in short-term tax free rates was down, especially for fixed rate notes and tax-exempt commercial paper. Yields on California revenue anticipation notes, for example, trended down from 3.53% in January 1998 to 2.75% in January 1999. However, during the same period, shorter maturity, more liquid variable rate demand notes traded at higher levels, as municipalities refinanced their short-term debt in favor of longer maturity bonds. This scenario created an inverted yield curve for much of the year and provided little incentive to extend the Fund's average maturity.

Due to the reduction of supply in fixed rate notes and the three reductions in the federal funds rate by the Federal Reserve, new cash was primarily invested in variable rate instruments. The strategy of buying highly liquid securities, with one and seven-day put features, enabled the Fund to benefit from the inverted yield curve and frequent rate resets which, on average, exceeded the yield on longer, fixed rate municipal securities such as tax-exempt commercial paper and put bonds. The high level of liquidity also provided the flexibility to extend during periods of market weakness. For example, amid the financial turmoil in the third quarter, the Fund purchased one-year notes to mature in June 1999 in anticipation of an easing in monetary policy by the Federal Reserve.

The selection of high quality securities remained a primary objective in the management of the Fund's portfolio, which ended the period with 97% of the securities rated AA or better. In the third and fourth quarters, our research analysts determined that weakening economic conditions in Asia, and elsewhere, made certain municipal issues susceptible to economic and credit risk, particularly in Japanese banks or banks exposed to Russia. Portfolio holdings of securities enhanced by Japanese bank letters of credit were substantially reduced, therefore, and only certain issues with seven-day maximum maturities remained in the portfolio during the period.

For the one-year period ended January 31, 1999, CalMoney remained very competitive within its peer group ranking #4 among 55 California tax-exempt money market funds, according to Lipper Analytical Services.

                                         BlackRock Institutional Management
                                          Corporation

                             California Money Fund
                 Municipal Fund for California Investors, Inc.
                            Statement of Net Assets
                                January 31, 1999
--------------------------------------------------------------------------------

                                              Maturity   Par
Investments in Securities                       Date    (000)     Value
-------------------------                     -------- ------- ------------
CALIFORNIA--95.8%
 ABAG Finance Authority Certificates of Participation (Lucile
  Salter Packard Childrens Hospital) DN (AMBAC Insurance) (A-
  1+, VMIG-1)**
 2.30%......................................  02/07/99 $ 3,800 $  3,800,000
 California Educational Facilities Authority (Stanford
  University) Series 1996L DN (A-1+, VMIG-1)**
 2.20%......................................  02/07/99   7,275    7,275,000
 California Health Facilities Financing Authority (Adventist
  Health System West-Sutter Health) Series 1991B DN (Toronto
  Dominion LOC)
  (A-1+, VMIG-1)**
 2.20%......................................  02/07/99   2,000    2,000,000
 California Health Facilities Financing Authority (Catholic
  Healthcare West) Series 1988C DN (MBIA Insurance) (A-1+,
  VMIG-1)**
 2.30%......................................  02/07/99   2,200    2,200,000
 California Health Facilities Financing Authority (Pooled Loan
  Program) Series 1985B DN (Morgan Guaranty LOC) (A-1+, VMIG-
  1)**
 2.10%......................................  02/07/99   4,000    4,000,000
 California Health Facilities Financing Authority (Pooled Loan
  Program) Series 1987A DN (Raobobank Nederland LOC) (VMIG-
  1)**
 2.10%......................................  02/07/99     100      100,000
 California Health Facilities Financing Authority (Scripps
  Memorial Hospital) Series A DN (MBIA Insurance) (A-1+, VMIG-
  1)**
 2.35%......................................  02/07/99   5,000    5,000,000
 California Health Facilities Financing Authority (Scripps
  Memorial Hospital) Series 1985B DN (MBIA Insurance) (A-1+,
  VMIG-1)**
 2.35%......................................  02/07/99   2,800    2,800,000
 California Health Facilities Financing Authority
  (St. Joseph's Health System) Series 1985B DN
  (A-1+, VMIG-1)**
 3.00%......................................  02/01/99     700      700,000
 California Health Facilities Financing Authority
  (St. Joseph's Health System) Series 1991B DN
  (A-1+, VMIG-1)**
 3.00%......................................  02/01/99   5,400    5,400,000
 California Health Facilities Financing Authority RB (Catholic
  Health Care) Series C DN
  (A-1+, VMIG-1)**
 2.30%......................................  02/07/99   4,000    4,000,000
 California Health Facilities Financing Authority RB
  (St. Francis Catholic Healthcare) Series C DN
  (MBIA Insurance) (A-1+, VMIG-1)**
 2.30%......................................  02/07/99 $ 1,000 $  1,000,000
 California Health Facilities Financing Authority RB (Sutter
  CHS) Series 1996C DN (FSA Insurance) (A-1+)**
 3.00%......................................  02/01/99  14,650   14,650,000
 California Health Facilities Financing Authority RB (Sutter
  CHS) Series B DN (A-1+, VMIG-1)**
 3.00%......................................  02/01/99   5,200    5,200,000
 California Health Facilities Financing Authority RB Trust
  Receipts Series 17 DN (MBIA Insurance) (A-1+, VMIG-1)**
 2.75%......................................  02/07/99  34,885   34,885,000
 California Municipal Trust Certificate GO DN
  (Banc One N.A. LOC) (SP-1+, MIG-1)**
 2.82%......................................  02/07/99  20,545   20,545,000
 California Pollution Control Financing Authority PCRB
  (Pacific Gas & Electric Company)
  Series 1996C DN (Bank of America LOC)
  (A-1+, VIMG1)**
 3.10%......................................  02/01/99  20,300   20,300,000
 California Pollution Control Financing Authority PCRB
  (Southern California Edison Company)
  Series B DN (A-1+, P-1)**
 3.20%......................................  02/01/99   1,900    1,900,000
 California Pollution Control Financing Authority PCRB
  (Southern California Edison Company) Series B DN (National
  Westminster LOC) (A-1+, P-1)**
 3.20%......................................  02/01/99     400      400,000
 California Pollution Control Financing Authority PCRB
  (Southern California Edison Company)
  Series 1986C DN (A-1+, P-1)**
 3.20%......................................  02/01/99     400      400,000
 California RAN (SP-1+, MIG-1)
 4.00%......................................  06/30/99  16,600   16,656,198
 California School Facilities Financing Corporation (Capital
  Improvement Project) Series B DN (Bayerische Landesbank
  Girozentrale LOC) (VMIG-1)**
 2.30%......................................  02/07/99  18,700   18,700,000

                             California Money Fund
                      Statement of Net Assets (Continued)
--------------------------------------------------------------------------------

                                                 Maturity  Par
Investments in Securities                          Date   (000)    Value
-------------------------                        -------- ------ ----------
CALIFORNIA (Continued)
 California State Economic Development RB (California
  Independent System Operator Corporation)
  Series 1998C DN (Bank of America LOC)**
 3.15%.........................................  02/01/99 $9,600 $9,600,000
 California Statewide Communities Development Authority
  Certificates of Participation (Covenant Retirement
  Communities, Inc.) DN (ABN-AMRO Bank N.V. LOC) (A-1+, VMIG-
  1)**
 2.50%.........................................  02/07/99  7,700  7,700,000
 California Statewide Communities Development Authority
  Certificates of Participation (St. Joseph Health System) DN
  (A-1+, VMIG-1)**
 2.25%.........................................  02/07/99  5,000  5,000,000
 California Statewide Communities Development Authority Trust
  Receipts Series 1998A DN
  (Bank of New York LOC) (A-1+)**
 2.75%.........................................  02/07/99 17,300 17,300,000
 California Trust Receipts Series 58 DN
  (FGIC Insurance) (SP-1+, MIG-1)**
 2.65%.........................................  02/07/99 11,065 11,065,000
 City of Chula Vista IDRB (San Diego Gas & Electric) Series
  1996A DN (A-1, VMIG-1)**
 3.00%.........................................  02/01/99  4,000  4,000,000
 City of Stockton IDRB (La Quinta Motor Inns) DN (NationsBank
  LOC) (A-1)**
 2.75%.........................................  02/07/99  1,070  1,070,000
 Contra Costa Multifamily Housing RB (Lakeshore Apartments)
  Series 1992C DN (Federal National Mortgage Association) (A-
  1+)**
 2.30%.........................................  02/07/99  4,000  4,000,000
 Corona Multifamily Housing RB (Country Hills Apartment Project)
  Series 1995A DN (Bank of America LOC) (A-1)**
 2.30%.........................................  02/07/99  6,775  6,775,000
 Eastern Municipal Water District Facilities Corporation
  Certificates of Participation (Riverside County Project) DN
  (FGIC Insurance)
  (A-1+, VMIG-1)**
 2.30%.........................................  02/07/99  4,200  4,200,000
 Foothill Eastern Corridor Agency (California Toll Road Project)
  Series D DN (J.P. Morgan LOC) (A-1+)**
 2.35%.........................................  02/07/99  1,400  1,400,000
 Fremont Multifamily Housing Bonds (Creekside Village
  Apartments) Series D DN (Kredietbank LOC) (VMIG-1)**
 2.25%.........................................  02/07/99 $4,000 $4,000,000
 Golden Empire Schools Financing Authority (Kern High School
  District Project) Series A DN (Canadian Imperial Bank LOC) (A-
  1+)**
 2.15%.........................................  02/07/99 10,555 10,555,000
 Golden Empire Schools Financing Authority (Kern High School
  District Project) Series B DN (National Westminster LOC) (A-
  1+)**
 2.15%.........................................  02/07/99 18,500 18,500,000
 Hayward Multifamily Housing Bonds (Shorewood Apartment Project)
  Series A DN
  (FGIC Insurance) (VMIG-1)**
 2.30%.........................................  02/07/99  6,000  6,000,000
 Irvine Ranch Water District Sewer Bonds (Orange County) Series
  1988A DN (Landesbank Hessen--Thuringen LOC) (A-1+)**
 3.20%.........................................  02/01/99  4,200  4,200,000
 Irvine Ranch Water District DN (Bank of America LOC) (A-1,
  VMIG-1)**
 3.00%.........................................  02/01/99  9,245  9,245,000
 Kern County Certificates of Participation (Kern Public
  Facilities Project) Series B DN (UBS LOC) (VMIG-1)**
 2.30%.........................................  02/07/99  4,000  4,000,000
 Los Angeles Convention & Exposition Center Authority Lease RB
  Series D DN (Bank of New York LOC) (A-1+, VMIG-1)**
 2.75%.........................................  02/07/99 12,725 12,725,000
 Los Angeles County Asset Lease Revenue Bonds TECP (Westdeutsche
  Landesbank Girozentrale LOC) (A-1+, P-1)
 2.70%.........................................  02/09/99 16,650 16,650,000
 Los Angeles County Metropolitan Transportation Authority Second
  Subordinate Sales Tax Revenue Notes Series A DN (MBIA
  Insurance) (A-1+)**
 2.30%.........................................  02/07/99  6,000  6,000,000
 Los Angeles County Multifamily Housing RB (Malibu Meadows
  Project) Series 1998B DN (Federal National Mortgage
  Association) (A-1+)**
 2.35%.........................................  02/07/99  3,000  3,000,000

                             California Money Fund
                      Statement of Net Assets (Continued)
--------------------------------------------------------------------------------

                             Maturity  Par
Investments in Securities      Date   (000)    Value
-------------------------    -------- ------ ----------
CALIFORNIA (Continued)
 Los Angeles County Multifamily Housing RB
  (Valencia Village Project) Series 1984C DN
  (Bayerische Landesbank Girozentrale LOC)
  (A-1+)**
 2.55%.....................  02/07/99 $9,900 $9,900,000
 Los Angeles County Pension Obligation
  Revenue Refunding Bonds Series C DN (Bank
  of Nova Scotia LOC) (A-1+, VMIG-1)**
 2.20%.....................  02/07/99  1,500  1,500,000
 Los Angeles County TRAN (SP-1+, MIG-1)
 4.50%.....................  06/30/99 31,000 31,101,135
 Los Angeles County Transportation
  Commission Sales Tax Revenue Refunding
  Bonds Series 1992 DN (FGIC Insurance) (A-
  1+, VMIG-1)**
 2.20%.....................  02/07/99 16,300 16,300,000
 Los Angeles Metropolitan Transportation
  Authority Sales Tax RB Series A TECP
  (National Westminster LOC) (A-1+, P-1)
 2.70%.....................  02/10/99  5,300  5,300,000
 Los Angeles Unified School District TRAN
  Series 1998-1999 (SP-1+, MIG-1)
 4.50%.....................  07/01/99  9,000  9,031,068
 Metropolitan Water District of Southern
  California Series A DN (ABN-AMRO Bank N.V.
  LOC) (A-1+, VMIG-1)**
 2.30%.....................  02/07/99  1,900  1,900,000
 Metropolitan Water District of Southern
  California Series B (Westdeutsche
  Landesbank Girozentrale LOC) (A-1+, P-1)
 3.00%.....................  03/09/99 10,000 10,000,000
 Oakland Certificates of Participation
  (Capital Improvement Project) DN (National
  Westminster LOC)**
 2.75%.....................  02/07/99 30,790 30,790,000
 Ontario Multifamily RB (Residential Park
  Center) DN (Royal Bank of Canada LOC)
  (VMIG-1)**
 2.40%.....................  02/07/99  8,900  8,900,000
 Pomona Redevelopment Agency Multifamily RB
  Series A DN (Federal National Mortgage
  Association) (A-1+)**
 2.35%.....................  02/07/99  2,400  2,400,000
 Redlands City Multifamily Revenue Refunding
  Bonds (Parkview Terrace Project) Series
  1991A DN (Bank of America LOC) (VMIG-1)**
 2.35%.....................  02/07/99  3,000  3,000,000
 Riverside County Certificates of
  Participation (Riverside County Public
  Facility) Series 1985A DN (National
  Westminister LOC) (A-1+, VMIG-1)**
 2.10%.....................  02/07/99 $6,700 $6,700,000
 Riverside County Certificates of
  Participation (Riverside County Public
  Facility) Series 1985C DN (National
  Westminister LOC) (A-1+, VMIG-1)**
 2.35%.....................  02/07/99  7,700  7,700,000
 Rohnert Park Multifamily Housing Bonds
  (Crossbrook Apartments) Series A DN
  (Federal National Mortgage Association)
  (A-1+)**
 2.40%.....................  02/07/99  2,500  2,500,000
 San Bernadino County Certificates of
  Participation (Medical Center Financing
  Project) Series 1998 DN (Landesbank
  Hessen-Thuringen LOC)
  (A-1+, VMIG-1)**
 2.35%.....................  02/07/99 10,000 10,000,000
 San Diego Area Local Government Trust
  Receipts Certificates of Participation
  Series A DN (A-1+)**
 2.75%.....................  02/07/99 15,000 15,000,000
 San Diego County Regional Transportation
  Commission TECP (Morgan Guaranty LOC)
  (A-1+, P-1)
 2.85%.....................  02/10/99  4,900  4,900,000
 San Diego County Water Authority Series A
  TECP (Bayerische Landesbank Girozentrale
  LOC)
  (A-1, P-1)
 2.70%.....................  02/04/99  6,600  6,600,000
 2.70%.....................  02/05/99  6,500  6,500,000
 San Diego Multifamily Housing RB
  (University Tour Center Apartments
  Project) DN (Bank of America LOC) (A-1,
  VMIG-1)**
 2.35%.....................  02/07/99  4,000  4,000,000
 San Diego Multifamily Housing RB Series A
  DN (Fifth Third Bank LOC) (A-1+)**
 2.20%.......................02/07/99  4,100  4,100,000
 San Francisco City & County Housing
  Authority Multifamily Housing RB
  (Winterland Project) Series 1985C DN
  (Citibank LOC) (A-1, VMIG-1)**
 2.40%.....................  02/07/99  4,800  4,800,000
 San Francisco City & County Redevelopment
  Agency Multifamily Housing RB (South
  Harbor Project) DN (VMIG-1)**
 2.50%.....................  02/07/99 12,300 12,300,000

                             California Money Fund
                      Statement of Net Assets (Continued)
--------------------------------------------------------------------------------

                                               Maturity   Par
Investments in Securities                        Date    (000)     Value
-------------------------                      -------- ------- -----------
CALIFORNIA (Continued)
 San Jose Multifamily Housing Bonds (Fairway Glen Project)
  Series A DN (FGIC Insurance) (VMIG-1)**
 2.30%.......................................  02/07/99 $ 4,980 $ 4,980,000
 San Jose Multifamily Housing Bonds (Timberwood Apartments
  Project) Series 1995A DN (Wells Fargo Bank LOC) (VMIG-1)**
 2.35%.......................................  02/07/99   4,065   4,065,000
 San Juan-Modesto-Santa Clara-Redding Public Power Agency (San
  Juan Project) Subordinate Lien RB Series 1995B DN (AMBAC
  Insurance)
  (A-1+, VMIG-1)**
 2.25%.......................................  02/07/99  11,000  11,000,000
 San Juan-Modesto-Santa Clara-Redding Public Power Agency (San
  Juan Project) Subordinate Lien RB Series 1997D DN (National
  Westminster LOC) (A-1+, VMIG-1)**
 2.30%.......................................  02/07/99   6,000   6,000,000
 San Juan-Modesto-Santa Clara-Redding Public Power Agency (San
  Juan Project) Subordinate Lien RB Series 1997E DN (National
  Westminster LOC) (A-1+, VMIG-1)**
 2.25%.......................................  02/07/99   1,200   1,200,000
 Santa Clara Electric RB Series A DN (National Westminister
  LOC) (VMIG-1)**
 2.30%.......................................  02/07/99   1,040   1,040,000
 Santa Clara Financing Authority Lease Revenue Refunding Bonds
  (VMC Facilities Replacement Project) Series B DN (Union Bank
  of Switzerland LOC) (A-1, VMIG-1)**
 2.30%.......................................  02/07/99   6,500   6,500,000
 Santa Clara Multifamily Housing Bonds (Fox Chase Project) DN
  (FGIC Insurance) (VMIG-1)**
 2.30%.......................................  02/07/99   4,700   4,700,000
 Solano County TRAN Series B (Teeter Plan Notes) (MIG-1)
 3.50%.......................................  12/15/99   5,000   5,023,189
 Southern California Public Power Authority Subordinated
  Refunding RB (Palo Verde Project) Series 1996C DN (AMBAC
  Insurance)
  (A-1, VMIG-1)**
 2.20%.......................................  02/07/99   5,000   5,000,000
 Southern California Public Power Authority Subordinated
  Refunding RB (Southern Transmission Project) Series B DN (FSA
  Insurance)
  (A-1+, VMIG-1)**
 2.25%.......................................  02/07/99 $20,900 $20,900,000
 Southern California Public Power Authority Subordinated
  Refunding RB (Southern Transmission Project) Series 1991 DN
  (FGIC Insurance)
  (A-1+, VMIG-1)**
 2.20%.......................................  02/07/99  10,600  10,600,000
 Union City Multifamily Housing Bonds (Skylark Apartments
  Project) Series B DN (Bank of America LOC) (A-1+)**
 2.30%.......................................  02/07/99   9,590   9,590,000
 Vallecitos Water District Certificates of Participation (Twin
  Oaks Reservoir Project) DN (Credit Locale de France LOC) (A-
  1+, VMIG-1)**
 2.30%.......................................  02/07/99   2,700   2,700,000
 Watereuse Finance Authority RB Series 1998 DN (FSA Insurance)
  (A-1+)**
 2.70%.......................................  02/07/99  12,800  12,800,000
                                                                -----------
                                                                660,216,590
                                                                -----------
GUAM--0.8%
 Guam Power Authority TECP (Kredietbank LOC) (A-1+, P-1)
 2.60%.......................................  02/19/99   5,700   5,700,000
                                                                -----------


PUERTO RICO--3.0%
 Puerto Rico Highway & Transportation Authority RB Series 1998A
  DN (AMBAC Insurance)
  (A-1+, VMIG-1)**
 2.35%.......................................  02/07/99   6,000   6,000,000
 Puerto Rico Industrial Medical Higher Education &
  Environmental Pollution Control Facilities Authority (Ana G.
  Mendez Education Foundation Project) DN (Bank of Tokyo LOC)
  (A-1+)**
 2.70%.......................................  02/07/99   2,200   2,200,000
 Puerto Rico Industrial, Tourist, Education, Medical &
  Environmental Control Financing Authority (Ana G. Mendez
  University System Project) DN (Banco de Santander LOC) (A-
  1+)**
 2.20%.......................................  02/07/99   9,200   9,200,000

                             California Money Fund
                      Statement of Net Assets (Concluded)
--------------------------------------------------------------------------------

                                                 Maturity  Par
Investments in Securities                          Date   (000)    Value
-------------------------                        -------- ------ ----------
PUERTO RICO (Continued)
 Puerto Rico TRAN
 3.50%.........................................  07/30/99 $3,000 $3,009,437
                                                                 ----------
                                                                 20,409,437
                                                                 ----------

TOTAL
 INVESTMENTS
 IN
 SECURITIES
 (Cost
 $686,326,027*).  99.6%  686,326,027
OTHER ASSETS
 IN EXCESS OF
 LIABILITIES.      0.4     2,444,900
                 -----  ------------
NET ASSETS
 (Equivalent
 to $1.00 per
 share based
 on
 549,302,731
 California
 Money Shares
 and
 139,603,735
 California
 Dollar
 Shares
 outstanding).   100.0% $688,770,927
                 =====  ============

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE ($688,770,927 /
 688,906,466)............................................................ $1.00
                                                                          =====

--------
* Aggregate cost for federal income tax purposes is substantially the same.

** Variable rate demand note--the interest rate shown is as of January 31, 1999, and the maturity date shown is the longer of (i) the next interest readjustment date or (ii) the date on which the principal amount owned can be recovered through demand.

  The Moody's Investor's Service, Inc. and Standard & Poor's Ratings Group ratings indicated are believed to be the most recent ratings available at January 31, 1999. The ratings have not been verified by the Independent Accountants and, therefore, are not covered by the Report of the Independent Accountants.
                             CALIFORNIA MONEY FUND
                           SUPPLEMENTARY INFORMATION
                         Maturity Schedule of Portfolio
                                January 31, 1999
                                  (Unaudited)

    Maturity                            Par                                            Percentage
    --------                        ------------                                       ----------
      1-30 Days                     $611,505,000                                         89.1%
     31-60 Days                       10,000,000                                          1.5%
   121-150 Days                       47,600,000                                          6.9%
  Over 150 Days                       17,000,000                                          2.5%

                       Average Weighted Maturity--22 days

Investment Abbreviations:

DNDemand Note (Variable Rate)
GOGeneral Obligation
IDRBIndustrial Development Revenue Bond
LOCLetter of Credit
PCRBPollution Control Revenue Bond
RANRevenue Anticipation Note
RBRevenue Bond
TECPTax-Exempt Commercial Paper
TRANTax and Revenue Anticipation Note

                             California Money Fund
                 Municipal Fund for California Investors, Inc.
                            Statement of Operations
                          Year Ended January 31, 1999

Investment income:
  Interest......................................................... $21,674,535
                                                                    -----------
Expenses:
  Investment advisory fee..........................................   1,344,717
  Administration fee...............................................   1,344,717
  Custodian fees...................................................     138,600
  Legal fees.......................................................      54,392
  Transfer agent fees..............................................      44,302
  Audit fees.......................................................      31,998
  Trustees' fees and expenses......................................      35,820
  Registration and filing fees.....................................       3,855
  Printing.........................................................      11,002
  Other............................................................      13,807
                                                                    -----------
                                                                      3,023,210
  Service Organization fees: Dollar Shares.........................     302,866
                                                                    -----------
                                                                      3,326,076
  Fees waived by Investment Adviser and Administrators.............  (1,678,495)
                                                                    -----------
    Total expenses.................................................   1,647,581
                                                                    -----------
  Net investment income............................................  20,026,954
Realized gain (loss) on investments:
  Net realized gain on investments sold............................      13,414
                                                                    -----------
  Net increase in net assets resulting from operations............. $20,040,368
                                                                    ===========

                See accompanying notes to financial statements.

                             California Money Fund
                 Municipal Fund for California Investors, Inc.
                      Statements of Changes in Net Assets

                                                 Year Ended       Year Ended
                                              January 31, 1999 January 31, 1998
                                              ---------------- ----------------
Net investment income........................   $ 20,026,954     $ 18,095,184
Net realized gain (loss) on investments......         13,414          (14,860)
                                                ------------     ------------
Net increase in net assets resulting from
 operations..................................     20,040,368       18,080,324
                                                ------------     ------------
Distributions to shareholders from:
  Net investment income:
    Money Shares.............................    (16,653,422)     (14,302,548)
    Dollar Shares............................     (3,373,532)      (3,792,636)
                                                ------------     ------------
Total distributions..........................    (20,026,954)     (18,095,184)
                                                ------------     ------------
Increase in net assets from capital share
 transactions................................     97,871,065      138,059,151
                                                ------------     ------------
Net increase in net assets...................     97,884,479      138,044,291
Net assets:
  Beginning of period........................    590,886,448      452,842,157
                                                ------------     ------------
  End of period..............................   $688,770,927     $590,886,448
                                                ============     ============

                See accompanying notes to financial statements.

                             California Money Fund
                 Municipal Fund for California Investors, Inc.
                              Financial Highlights
                (For a Share Outstanding Throughout Each Period)

                                                    Money Shares
                                    ------------------------------------------------
                                      Year      Year      Year      Year      Year
                                     Ended     Ended     Ended     Ended     Ended
                                    01/31/99  01/31/98  01/31/97  01/31/96  01/31/95
                                    --------  --------  --------  --------  --------
Net Asset Value, Beginning of
 Period...........................  $  1.00   $  1.00   $  1.00   $  1.00   $  1.00
                                    -------   -------   -------   -------   -------
Income From Investment Operations:
  Net Investment Income...........   0.0305    0.0334    0.0316    0.0356    0.0281
                                    -------   -------   -------   -------   -------
Less Distributions:
  Dividends to Shareholders From
   Net Investment Income..........  (0.0305)  (0.0334)  (0.0316)  (0.0356)  (0.0281)
                                    -------   -------   -------   -------   -------
Net Asset Value, End of Period....  $  1.00   $  1.00   $  1.00   $  1.00   $  1.00
                                    =======   =======   =======   =======   =======
Total Return......................     3.09%     3.39%     3.21%     3.62%     2.84%
Ratios/Supplemental Data:
Net Assets, End of Period $(000)..  549,170   460,339   326,521   389,883   385,824
Ratio of Expenses to Average Daily
 Net Assets/1.................../.      .20%      .20%      .20%      .20%      .20%
Ratio of Net Investment Income to
 Average Daily Net Assets.........     3.02%     3.34%     3.15%     3.55%     2.79%

--------
/1/Operating expense ratios before waivers of Investment Adviser and Administrators fees for Money Shares for the years ended January 31, 1999, 1998, 1997, 1996 and 1995 were .45%, .46%, .48%, .48% and .48%, respectively.

                See accompanying notes to financial statements.

                             California Money Fund
                 Municipal Fund for California Investors, Inc.
                             Financial Highlights
               (For a Share Outstanding Throughout Each Period)

                                                   Dollar Shares
                                    ------------------------------------------------
                                      Year      Year      Year      Year      Year
                                     Ended     Ended     Ended     Ended     Ended
                                    01/31/99  01/31/98  01/31/97  01/31/96  01/31/95
                                    --------  --------  --------  --------  --------
Net Asset Value, Beginning of
 Period...........................  $  1.00   $  1.00   $  1.00   $  1.00   $  1.00
                                    -------   -------   -------   -------   -------
Income From Investment Operations:
  Net Investment Income...........   0.0280    0.0309    0.0291    0.0331    0.0256
                                    -------   -------   -------   -------   -------
Less Distributions:
  Dividends to Shareholders From
   Net Investment Income..........  (0.0280)  (0.0309)  (0.0291)  (0.0331)  (0.0256)
                                    -------   -------   -------   -------   -------
Net Asset Value, End of Period....  $  1.00   $  1.00   $  1.00   $  1.00   $  1.00
                                    =======   =======   =======   =======   =======
Total Return......................     2.84%     3.14%     2.96%     3.37%     2.59%
Ratios/Supplemental Data:
Net Assets, End of Period $(000)..  139,601   130,547   126,321    31,163    11,026
Ratio of Expenses to Average Daily
 Net Assets/1.................../.      .45%      .45%      .45%      .45%      .45%
Net Investment Income to Average
 Daily Net Assets.................     2.77%     3.09%     2.90%     3.30%     2.54%

--------
/1/Operating expense ratios before waivers of Investment Adviser and Administrators fees for Dollar Shares for the years ended January 31, 1999, 1998, 1997, 1996 and 1995 were .70%, .71%, .73%, .73% and .73%, respectively.

                See accompanying notes to financial statements.

                         Notes to Financial Statements

1. General Information

 Municipal Fund for California Investors, Inc. (the "Company") is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Company offers three series of shares: California Money ("Money"), California Money Dollar ("Dollar"), and California Money Plus ("Plus"). Shares of each series represent equal pro rata interests in a single investment portfolio and are identical in all respects except that the Dollar and Plus Shares bear the service fees described below and are entitled to vote separately on matters relating to these fees.

 Dollar Shares are sold pursuant to a non-12b-1 shareholder services plan to institutions other than broker/dealers, and Plus Shares are sold pursuant to a 12b-1 services plan only to broker/dealers which enter into agreements with the Company requiring them to provide certain support services to their customers in consideration of the Company's payment of .25% (on an annualized basis) of the average daily net asset value of such shares held by the institutions on behalf of their customers. Dividends paid to Plus and Dollar shareholders are reduced by such fees. In addition, broker/dealers purchasing Plus Shares may be requested to provide assistance in connection with the distribution of such shares. Money Shares are sold to institutional investors who choose not to enter into such servicing agreements with the company.

 Certain California municipal obligations in the Company's portfolio may be obligations of issuers which rely in whole or in part on California State revenues, real property taxes, revenues from health care institutions, or obligations secured by mortgages on real property. Consequently, the possible effect of economic conditions in California or of California law on these obligations must be considered.

2. Significant Accounting Policies

 The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statement and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements.

 Portfolio valuation: Portfolio securities are valued at amortized cost which approximates market value. Amortized cost valuation involves valuing an instrument at its cost initially and, thereafter, assuming a constant amortization to maturity of any discount or premium.

 Securities transactions and investment income: Securities transactions are recorded on the trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis.

 Dividends and distributions to shareholders: It is the policy of the Company to declare dividends from net investment income daily and to pay such dividends within five business days of the end of each month. Net realized capital gains, if any, are distributed at least annually.

 Federal taxes: No provision is made for federal income or excise taxes because the Company intends to continue to qualify as a regulated investment company by complying with the applicable requirements of the Internal Revenue Code and by distributing all of its earnings to its shareholders.

3. Investment Advisory Fee, Administration Fee and Other Related Party Transactions

 The Company has entered into an Investment Advisory Agreement with BlackRock Institutional Management Corporation ("BIMC"), a majority-owned subsidiary of PNC Bank, National Association ("PNC Bank"). PNC Bank serves as the Company's sub-investment adviser pursuant to a Sub-Advisory Agreement between the Investment Adviser and PNC Bank. Under the Investment Advisory Agreement, the Investment Adviser is entitled to receive a fee from the

Company, computed daily and payable monthly, at an annual rate of .20% of Company's average daily net assets.

 Provident Distributors, Inc. ("PDI"), serves as the Company's distributor. No compensation is payable by the Company to PDI for its distribution services.

 The Company has entered into an Administration Agreement with PFPC Inc. ("PFPC"), an indirect wholly-owned subsidiary of PNC Bank, and PDI (the "Administrators"), for certain administrative services. Pursuant to their administrative agreement with the Company, PFPC and PDI jointly are entitled to receive a fee at an annual rate of .20% of the Company's average daily net assets.

 BIMC and the Administrators have agreed to reduce the advisory and administration fees otherwise payable to them and to reimburse the Company for its operating expenses to the extent necessary to ensure that its annual operating expense ratio (excluding fees paid to Service Organizations pursuant to Servicing Agreements) does not exceed .20% of the Company's average daily net assets.

 For the year ended January 31, 1999, BIMC and the Administrators voluntarily waived fees, on an equal basis, totaling $1,678,495.

 PFPC Trust is the Company's custodian and PFPC is the transfer agent.

 No Service Organization fees were paid to affiliates for the year ended January 31, 1999.

4. Fund Shares

 Since the Company has sold, issued as reinvestments of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the dollar amounts shown below for such transactions.

                                                    California Money Fund
                                               --------------------------------
                                                 Year Ended       Year Ended
                                                 January 31,      January 31,
                                                    1999             1998
                                               ---------------  ---------------
Sold
 Money Shares................................. $ 4,163,985,529  $ 2,337,571,092
 Dollar Shares................................     330,262,605      559,243,481
Issued as reinvestments of dividends
 Money Shares.................................         703,561        1,014,667
 Dollar Shares................................              --               --
Redeemed
 Money Shares.................................  (4,075,870,211)  (2,204,755,948)
 Dollar Shares................................    (321,210,419)    (555,014,141)
                                               ---------------  ---------------
Net increase.................................. $    97,871,065  $   138,059,151
                                               ===============  ===============

 The authorized capital of the Company consists of 2.3 billion Money Shares, 300 million Dollar Shares, and 300 million Plus Shares, each with a par value of $.001 per share.

 On January 31, 1999, three shareholders held approximately 56% of the outstanding shares of the California Money Fund.

5. Capital Loss Carryover

 At January 31, 1999, California Money Fund had a capital loss carryover amounting to $135,539 expiring at various times from 2001 to 2006, and is available to offset possible future capital gains.

6. Net assets

 At January 31, 1999, net assets consisted of the following:

Paid-in capital................................................... $688,906,466
Accumulated net realized loss on investments......................     (135,539)
                                                                   ------------
Total Net Assets.................................................. $688,770,927
                                                                   ============

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Directors of Municipal Fund for California Investors, Inc.:

  In our opinion, the accompanying statement of net assets of the Municipal Fund for California Investors, Inc. (the "Fund") and the related statements of operations, changes in net assets and financial highlights present fairly, in all material respects, the financial position of the Municipal Fund for California Investors, Inc., at January 31, 1999, and the results of its operations, changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

2400 Eleven Penn Center
Philadelphia, Pennsylvania
February 22, 1999

Trustees
Rodney D. Johnson
  Chairman
G. Nicholas Beckwith
Jerrold B. Harris
Joseph Platt
Robert C. Robb. Jr.
Kenneth L. Urish
Fredrick W. Winter

Investment Adviser
BlackRock Institutional Management Corporation
400 Bellevue Parkway
Wilmington, DE 19809

Co-Administrators
PFPC Inc.
400 Bellevue Parkway
Wilmington, DE 19809

Provident Distributors, Inc.
Four Falls Corporate Center
6th Floor
West Conshohocken, PA 19428

Distributor
Provident Distributors, Inc.
Four Falls Corporate Center
6th Floor
West Conshohocken, PA 19428

Transfer Agent
PFPC Inc.
P.O. Box 8950
Wilmington, DE 19885-9628

This report is submitted for the general information of the shareholders of the Company. It is not authorized for distribution to prospective investors unless accompanied of preceded by effective prospectuses for each portfolio of the Company, which contain information concerning the investment policies of the portfolios as well as other pertinent information.

                             CALIFORNIA MONEY FUND

       AN INVESTMENT PORTFOLIO OFFERED BY PROVIDENT INSTITUTIONAL FUNDS

                         PROVIDENT INSTITUTIONAL FUNDS

                                 ANNUAL REPORT

                               JANUARY 31, 1999